DEBT - Sales of Future Receipts (Details) - USD ($)										1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 13, 2025	Nov. 07, 2025	Nov. 08, 2024	Sep. 19, 2024	Jul. 24, 2024	May 28, 2024	May 23, 2024	Jan. 30, 2024	Jan. 04, 2024	May 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 25, 2025
Debt Instrument [Line Items]
Proceeds form the issuance of debt																	$ 4,766,878	$ 735,000		$ 2,706,658	$ 6,515,160
Gross proceeds																				$ 8,762,250	4,940,000
Unamortized debt discount								$ 523,000
Term				1 year
Conversion Price (in dollars per share)																				$ 1
Maximum percentage of ownership by an individual lender														19.99%
Impact of extinguishment of debt																	48,321
Loss contingency accrual															$ 47,000		47,000					$ 2,500,000
Interest expense															844,000	$ 86,000	$ 1,348,000	$ 573,000
Minimum
Debt Instrument [Line Items]
Term																	6 months
Sale of Future Receipts
Debt Instrument [Line Items]
Company sold and assigned																	$ 2,880,000
Proceeds form the issuance of debt	$ 150,000	$ 210,000															1,709,000
Gross proceeds																				$ 154,000
Fee of future receipts																	1,172,000
Total															$ 1,919,000		$ 1,919,000			518,000
January 4, 2024
Debt Instrument [Line Items]
Company sold and assigned									$ 452,000
Proceeds form the issuance of debt									343,000
Fee of future receipts									7,000
Unamortized debt discount									101,500
Minimum weekly sales receipts agreed to pay									$ 9,000
Term									1 year
January 30, 2024
Debt Instrument [Line Items]
Company sold and assigned								2,600,000
Proceeds form the issuance of debt								2,077,000
Fee of future receipts								3,000
Unamortized debt discount								523,000
Minimum weekly sales receipts agreed to pay								$ 52,000
Term								1 year
Second January 30, 2024
Debt Instrument [Line Items]
Additional advance from sale of future receipts								$ 1,054,286
Conversion Price (in dollars per share)								$ 2
Maximum percentage of ownership by an individual lender								19.99%
Extinguishment of debt								$ 3,115,592
Conversion of debt to shares								48,681
May 23, 2024
Debt Instrument [Line Items]
Company sold and assigned							$ 149,000
Proceeds form the issuance of debt							118,000
Fee of future receipts							3,000
Unamortized debt discount							31,000
Unamortized debt discount remittance																				88,228
Minimum weekly sales receipts agreed to pay							$ 12,000
Term							1 year
Settlement amount										$ 240,000
Loss contingency accrual										302,000
Amount of conditional payment by a third party										17,000
Monthly payments required as per settlement										14,000
October 2024
Debt Instrument [Line Items]
Company sold and assigned													$ 310,000
Proceeds form the issuance of debt													170,000
Fee of future receipts													3,000
Unamortized debt discount													63,000
Periodic payments													$ 78,000
Percentage of sales receipts to be remitted													8.00%
Term													1 year
Impact of extinguishment of debt																			$ 9,000
Second May 2024
Debt Instrument [Line Items]
Company sold and assigned						$ 125,000
Proceeds form the issuance of debt						98,000
Fee of future receipts						2,000
Unamortized debt discount						27,000
Unamortized debt discount remittance																				25,586
Minimum weekly sales receipts agreed to pay						$ 6,000
Term						1 year
Settlement amount										140,000
Loss contingency accrual										184,000
Amount of conditional payment by a third party										42,000
Monthly payments required as per settlement										$ 8,000
November 2024
Debt Instrument [Line Items]
Company sold and assigned												$ 201,000
Proceeds form the issuance of debt												97,000
Unamortized debt discount												41,000
Minimum weekly sales receipts agreed to pay												8,000
Periodic payments												$ 60,000
Term												1 year
Extinguishment of debt											$ 53,000
Cash payment											30,000
Impact of extinguishment of debt											2,000										7,000
July 24, 2024
Debt Instrument [Line Items]
Company sold and assigned					$ 209,000
Proceeds form the issuance of debt					144,000
Fee of future receipts					6,000
Unamortized debt discount					$ 65,000
Unamortized debt discount remittance																				$ 91,905
Percentage of sales receipts to be remitted					10.00%
Term					1 year
Second November 2024
Debt Instrument [Line Items]
Company sold and assigned												$ 313,000
Proceeds form the issuance of debt												96,000
Fee of future receipts												9,000
Unamortized debt discount												88,000
Minimum weekly sales receipts agreed to pay												7,000
Periodic payments												$ 120,000
Term												1 year
Impact of extinguishment of debt																					$ 34,000
Interest expense												$ 9,000
September 19, 2024
Debt Instrument [Line Items]
Company sold and assigned				$ 107,000
Proceeds form the issuance of debt				74,000
Fee of future receipts				2,000
Unamortized debt discount				$ 33,000
Percentage of sales receipts to be remitted				6.32%
Extinguishment of debt											69,000
Cash payment											25,000
Impact of extinguishment of debt											$ 12,000
November 8, 2024
Debt Instrument [Line Items]
Company sold and assigned			$ 112,000
Proceeds form the issuance of debt			76,000
Fee of future receipts			4,000
Unamortized debt discount			36,000
Minimum weekly sales receipts agreed to pay			$ 5,000
Term			1 year